PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 85.7%
Asset-Backed Securities 5.6%
Cayman Islands 2.8%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192%(c)	07/22/32		250	$ 250,135
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.209(c)	08/20/32		250	249,947
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.122(c)	07/22/32		250	250,207
OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	3.209(c)	07/20/32		250	249,908
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.059(c)	07/20/30		250	250,622
					1,250,819
Ireland 1.3%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	554,172
Netherlands 0.3%
North Westerly CLO BV, Series IV-A, Class A2R, 144A	1.250	01/15/26	EUR	137	152,264
United States 1.2%
Oportun Funding LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	101,790
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25		100	100,658

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.460%(cc)	01/16/46		188	$ 194,761
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461(c)	06/25/24		150	149,611
					546,820

Total Asset-Backed Securities (cost $2,534,846)					2,504,075
Commercial Mortgage-Backed Securities 3.1%
United Kingdom 0.6%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	2.299(c)	01/23/29	GBP	200	265,244
United States 2.5%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	10/15/36		200	200,896
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	4.250(c)	12/15/29		400	401,740

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.326(c)	05/15/36		200	200,791
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177	11/10/36		300	291,045
					1,094,472

Total Commercial Mortgage-Backed Securities (cost $1,343,801)					1,359,716
Corporate Bonds 25.5%
Australia 0.3%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	121,153

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	5.375%	10/01/29	GBP	100	$ 148,010
China 1.2%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		200	207,158
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	114,123
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	200	227,999
					549,280
France 1.4%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	112,591
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	110,905
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	112,591

Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	150	171,726
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	96,406
					604,219
Germany 1.7%
Allianz SE, Jr. Sub. Notes	3.375(ff)	—(rr)	EUR	200	245,699
Commerzbank AG, Sub. Notes, EMTN	7.750	03/16/21	EUR	100	120,240
Deutsche Bank AG, Sr. Unsec’d. Notes, EMTN	4.300	05/19/20	CNH	1,000	143,307
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	119,500
Volkswagen International Finance NV, Gtd. Notes	2.700(ff)	—(rr)	EUR	100	115,064
					743,810
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	115,817

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000%(c)	07/24/26	EUR	100	$ 108,897
Indonesia 0.2%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	111,177
Italy 0.6%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	113,830
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	136,868
					250,698
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	57,419
Gtd. Notes	3.638	06/20/22	CHF	50	55,842
					113,261
Luxembourg 0.9%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	112,846
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	113,539
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	150	161,007
					387,392
Mexico 1.3%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	500	582,333
Netherlands 1.8%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	176,057

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
Starfruit Finco BV/Starfruit US Holdco LLC, Gtd. Notes	6.500%	10/01/26	EUR	150	$ 174,745
United Group BV, Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	220,211
Ziggo Bond Co. BV, Sr. Unsec’d. Notes	4.625	01/15/25	EUR	200	226,246
					797,259
Peru 0.4%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		184	170,909
Poland 0.7%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	305,466
Russia 0.5%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500	03/21/26	EUR	200	240,747
Spain 0.8%
CaixaBank SA, Sub. Notes, EMTN(ff)	2.250	04/17/30	EUR	200	232,277
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	100	106,469
					338,746
Supranational Bank 0.6%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	30,514
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	120,028
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	104,593
					255,135
United Arab Emirates 0.8%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.750	05/02/24	EUR	100	121,155

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates (cont’d.)
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750%	02/09/28	AUD	100	$ 77,674
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	146,278
					345,107
United Kingdom 2.5%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	114,043
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	134,361
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	114,865
EI Group PLC, First Mortgage	6.375	02/15/22	GBP	100	132,380
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	134,691
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	114,988
Stonegate Pub Co. Financing PLC, Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.250%	7.048(c)	03/15/22	GBP	100	132,222
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	116,957
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	139,293
					1,133,800
United States 8.8%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	106,746
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	120,693
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	112,195
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	1.939(s)	05/31/21	EUR	85	111,829
Belden, Inc., Gtd. Notes	4.125	10/15/26	EUR	100	118,140
DH Europe Finance II Sarl, Gtd. Notes	0.200	03/18/26	EUR	300	332,556

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Diamond BC BV, Sr. Unsec’d. Notes	5.625%	08/15/25	EUR	125	$ 136,263
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	347,812
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.625	12/03/25	EUR	100	112,950
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	115,567
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	118,554
Fiserv, Inc.,
Sr. Unsec’d. Notes	0.375	07/01/23	EUR	100	112,124
Sr. Unsec’d. Notes	2.250	07/01/25	GBP	100	137,536

Kraft Heinz Foods Co., Gtd. Notes	2.250	05/25/28	EUR	100	119,594
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	118,116
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	117,043
Gtd. Notes	1.125	03/07/27	EUR	100	118,129

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.395(s)	01/21/27	EUR	50,000	27,562
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.637(ff)	07/26/24	EUR	100	113,017
Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	100	114,239

PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600	04/09/21	EUR	100	111,548
Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875	11/15/26	EUR	100	126,067
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	116,515
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	132,965
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	0.125	03/01/25	EUR	100	110,928
Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	111,722
Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	118,507

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	118,730

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414%	12/13/22	EUR	100	$ 115,311
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	124,136
					3,897,094

Total Corporate Bonds (cost $10,988,179)					11,320,310
Residential Mortgage-Backed Securities 1.3%
Bermuda 0.3%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28		120	119,967
United Kingdom 0.3%
Paragon Mortgages PLC, Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540% (Cap N/A, Floor 0.000%)	1.338(c)	06/15/41	GBP	95	118,984
United States 0.7%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57		53	54,431
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		97	97,567
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		100	100,235

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210(c)	04/01/24		84	84,026
					336,259

Total Residential Mortgage-Backed Securities (cost $562,405)					575,210
Sovereign Bonds 49.8%
Argentina 0.7%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	516	303,028

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Belgium 0.3%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 88, 144A	1.700%	06/22/50	EUR	90	$ 129,620
Brazil 2.3%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		75	78,894
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		585	630,146
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	343,423
					1,052,463
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, EMTN	3.125	03/26/35	EUR	115	167,643
Canada 0.8%
Province of British Columbia, Unsec’d. Notes	7.875	11/30/23	CAD	200	183,804
Province of Nova Scotia Canada, Unsec’d. Notes	3.450	06/01/45	CAD	100	92,252
Province of Saskatchewan Canada, Unsec’d. Notes	2.750	12/02/46	CAD	100	81,542
					357,598
China 2.2%
China Government Bond,
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	3,000	445,794
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	153,625

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	2,000	300,331
People’s Bank of China,	2.900	11/11/20	CNH	500	71,466
					971,216
Colombia 1.5%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	658,747

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Croatia 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700%	06/15/28	EUR	200	$ 260,072
Cyprus 3.2%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	259,156
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	100	139,277
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	500	628,241
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	300	411,331
					1,438,005
Greece 4.0%
Hellenic Republic Government Bond,
Bonds	3.000(cc)	02/24/23	EUR	150	183,413
Bonds	3.000(cc)	02/24/24	EUR	75	94,255
Bonds	3.000(cc)	02/24/25	EUR	85	109,149
Bonds	3.000(cc)	02/24/26	EUR	85	111,235
Bonds	3.000(cc)	02/24/27	EUR	195	259,698
Bonds	3.000(cc)	02/24/28	EUR	60	80,803
Bonds	3.000(cc)	02/24/29	EUR	50	67,734
Bonds	3.000(cc)	02/24/30	EUR	200	274,807
Bonds	3.000(cc)	02/24/31	EUR	140	190,817
Bonds	3.000(cc)	02/24/42	EUR	5	7,343
Bonds	4.200	01/30/42	EUR	190	292,846

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	93,056
					1,765,156
Hungary 0.2%
Hungary Government Bond, Bonds, Series 28/A	6.750	10/22/28	HUF	10,000	45,958
Hungary Government International Bond, Sr. Unsec’d. Notes	4.300	12/19/21	CNH	200	29,104
					75,062
Indonesia 1.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	234,010

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.150%	07/18/24	EUR	140	$ 166,001
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	268,390
					668,401
Ireland 0.5%
Ireland Government Bond, Bonds	2.400	05/15/30	EUR	150	209,229
Israel 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	121,280
Italy 7.1%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	196,716
Unsec’d. Notes, 144A	3.350	03/01/35	EUR	690	967,019

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.142(c)	09/15/25	EUR	130	142,050
Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	35	33,435
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	198,834
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	91,065
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	349,357
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,170,463
					3,148,939
Japan 0.3%
Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Series 63	0.400	06/20/49	JPY	6,000	55,997
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Series 165	0.500	06/20/38	JPY	8,000	77,859
					133,856
Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	145,417

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750%	04/17/28	EUR	300	$ 351,544
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	215,965
					567,509
Peru 1.0%
Peruvian Government International Bond, Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	431,285
Philippines 0.2%
Philippine Government International Bond, Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	113,123
Portugal 3.8%
Portugal Government International Bond, Sr. Unsec’d. Notes, EMTN	4.090	06/03/22	CNH	600	86,646
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	625	944,444
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	380	651,399
					1,682,489
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	121,091
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	132,217
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	46,210
					299,518
Russia 0.7%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	3,000	49,585
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	251,786
					301,371
Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	146,263

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	03/13/28	EUR	100	$ 118,326
Serbia 0.5%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	227,662
South Africa 0.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	1,500	93,626
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	1,000	60,819
					154,445
South Korea 0.6%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	600,000	46,492
Sr. Unsec’d. Notes, EMTN	2.000	04/30/20	EUR	100	111,502
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	99,439
					257,433
Spain 7.1%
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	160	121,417
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	105,594
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	185	294,195
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	85,847
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	325,257
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	EUR	120	148,335
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	230	300,375
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	870	1,218,820

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	315	545,030
					3,144,870

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey 0.8%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200%	02/16/26	EUR	200	$ 248,756
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	114,128
					362,884
Ukraine 1.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	500	643,551
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,079
					753,630
United Kingdom 4.4%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	182,801
United Kingdom Gilt,
Bonds	4.250	03/07/36	GBP	800	1,598,380
Bonds	4.500	12/07/42	GBP	80	181,225
					1,962,406

Total Sovereign Bonds (cost $20,581,162)					22,128,946
U.S. Government Agency Obligations 0.4%
Indonesia Government USAID Bond Gov’t. Gtd. Notes	8.900	06/01/21		8	7,910
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	196,062

Total U.S. Government Agency Obligations (cost $196,622)					203,972

Total Long-Term Investments (cost $36,207,015)					38,092,229

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 12.9%
Affiliated Mutual Fund 12.9%
PGIM Core Ultra Short Bond Fund (cost $5,719,504)(w)	5,719,504	$ 5,719,504
Options Purchased*~ 0.0%
(cost $405)		11,797

Total Short-Term Investments (cost $5,719,909)		5,731,301

TOTAL INVESTMENTS 98.6% (cost $41,926,924)		43,823,530
Other assets in excess of liabilities(z) 1.4%		619,902

Net Assets 100.0%		$ 44,443,432

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $485 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	71	$ 861
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	172	1,960
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	342	4,005
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	340	4,193
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	69	778
Total Options Purchased (cost $405)							$11,797
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
123	5 Year U.S. Treasury Notes	Mar. 2020	$14,799,398	$ 170,190
1	10 Year Canadian Government Bonds	Mar. 2020	107,428	1,344
2	10 Year U.K. Gilt	Mar. 2020	356,376	7,630
32	10 Year U.S. Treasury Notes	Mar. 2020	4,213,000	63,483
1	10 Year U.S. Ultra Treasury Notes	Mar. 2020	145,656	3,861
3	30 Year Euro Buxl	Mar. 2020	701,696	17,299
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	2,711,625	98,442
				362,249
Short Positions:
119	2 Year U.S. Treasury Notes	Mar. 2020	25,746,766	(90,995)
43	5 Year Euro-Bobl	Mar. 2020	6,436,128	(26,886)
16	10 Year Euro-Bund	Mar. 2020	3,106,050	(43,500)
3	20 Year U.S. Treasury Bonds	Mar. 2020	490,594	(16,582)
37	Euro Schatz Index	Mar. 2020	4,599,391	(5,776)
				(183,739)
				$ 178,510

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	59	$ 40,538	$ 39,280	$ —	$ (1,258)
Brazilian Real,
Expiring 02/04/20	Citibank, N.A.	BRL	195	46,993	45,590	—	(1,403)
Expiring 02/04/20	Citibank, N.A.	BRL	117	28,050	27,236	—	(814)
Expiring 02/04/20	Goldman Sachs International	BRL	156	37,200	36,360	—	(840)
Expiring 02/04/20	Goldman Sachs International	BRL	146	34,800	34,008	—	(792)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	195	46,986	45,449	—	(1,537)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	198	47,323	46,150	—	(1,173)
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	192	46,000	44,860	—	(1,140)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	864	206,509	201,607	—	(4,902)
British Pound,
Expiring 02/04/20	UBS AG	GBP	2,596	3,392,541	3,427,938	35,397	—
Expiring 04/15/20	Bank of America, N.A.	GBP	70	92,000	92,169	169	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	41,236	52,000	51,493	—	(507)
Expiring 03/18/20	Barclays Bank PLC	CLP	37,051	48,000	46,268	—	(1,732)
Expiring 03/18/20	Barclays Bank PLC	CLP	31,304	40,000	39,091	—	(909)
Expiring 03/18/20	BNP Paribas S.A.	CLP	33,289	42,000	41,570	—	(430)
Expiring 03/18/20	BNP Paribas S.A.	CLP	18,048	23,397	22,537	—	(860)
Expiring 03/18/20	Citibank, N.A.	CLP	50,514	63,000	63,080	80	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	513	74,468	73,227	—	(1,241)
Expiring 02/14/20	Citibank, N.A.	CNH	898	128,000	128,165	165	—
Expiring 02/14/20	Citibank, N.A.	CNH	357	50,850	50,951	101	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	1,259	179,450	179,775	325	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	345	48,746	49,325	579	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	280	39,956	40,009	53	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	279	39,628	39,803	175	—
Expiring 02/14/20	UBS AG	CNH	559	79,909	79,887	—	(22)
Expiring 02/14/20	UBS AG	CNH	357	50,850	51,006	156	—
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	135,454	—	(2,212)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	164,592	48,000	47,987	—	(13)
Expiring 03/18/20	BNP Paribas S.A.	COP	84,091	25,771	24,517	—	(1,254)
Expiring 03/18/20	Citibank, N.A.	COP	184,998	56,000	53,936	—	(2,064)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/18/20	Goldman Sachs International	COP	205,840	$ 61,200	$ 60,012	$ —	$ (1,188)
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	151,317	43,000	44,116	1,116	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	108,737	33,229	31,702	—	(1,527)
Expiring 03/18/20	UBS AG	COP	145,197	43,320	42,332	—	(988)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	2,911	128,167	127,988	—	(179)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	1,518	67,000	66,739	—	(261)
Expiring 04/15/20	UBS AG	CZK	842	37,234	37,046	—	(188)
Egyptian Pound,
Expiring 03/18/20	Citibank, N.A.	EGP	700	42,202	43,617	1,415	—
Expiring 03/18/20	Citibank, N.A.	EGP	84	5,256	5,250	—	(6)
Expiring 04/16/20	Citibank, N.A.	EGP	1,047	65,047	64,758	—	(289)
Expiring 04/16/20	Citibank, N.A.	EGP	87	5,399	5,383	—	(16)
Expiring 06/17/20	Citibank, N.A.	EGP	125	7,659	7,622	—	(37)
Euro,
Expiring 02/04/20	UBS AG	EUR	17,919	19,729,031	19,878,093	149,062	—
Expiring 04/15/20	Barclays Bank PLC	EUR	74	82,768	82,679	—	(89)
Expiring 04/15/20	Citibank, N.A.	EUR	42	47,241	46,926	—	(315)
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	6,578	92,000	91,341	—	(659)
Expiring 03/18/20	Barclays Bank PLC	INR	2,944	41,371	40,877	—	(494)
Expiring 03/18/20	Barclays Bank PLC	INR	2,861	39,954	39,730	—	(224)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	1,863	25,984	25,873	—	(111)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	6,548	89,947	90,917	970	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	2,875	39,967	39,922	—	(45)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	6,982	98,000	96,943	—	(1,057)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	4,681	65,557	64,994	—	(563)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	2,901	40,247	40,280	33	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,011	14,157	14,036	—	(121)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	1,013,948	74,000	73,058	—	(942)
Expiring 03/18/20	Barclays Bank PLC	IDR	646,221	47,102	46,562	—	(540)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,553,298	113,000	111,920	—	(1,080)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,136,048	$ 80,800	$ 81,856	$ 1,056	$ —
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	383	111,074	111,140	66	—
Japanese Yen,
Expiring 04/15/20	Bank of America, N.A.	JPY	9,501	86,880	88,054	1,174	—
Expiring 04/15/20	Barclays Bank PLC	JPY	5,136	46,993	47,599	606	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	7,917	73,000	73,367	367	—
Mexican Peso,
Expiring 03/18/20	Bank of America, N.A.	MXN	1,335	70,331	70,133	—	(198)
Expiring 03/18/20	Barclays Bank PLC	MXN	776	39,820	40,777	957	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	1,948	102,174	102,389	215	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	1,198	63,000	62,964	—	(36)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	5,543	279,614	291,279	11,665	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	3,965	131,000	130,843	—	(157)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	5,539	183,000	182,763	—	(237)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	2,316	260,427	251,813	—	(8,614)
Peruvian Nuevo Sol,
Expiring 03/18/20	Goldman Sachs International	PEN	337	100,000	99,242	—	(758)
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	1,672	33,097	32,700	—	(397)
Expiring 03/18/20	Barclays Bank PLC	PHP	1,319	25,874	25,796	—	(78)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	6,945	137,000	135,815	—	(1,185)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	5,801	114,000	113,441	—	(559)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	255	66,895	65,852	—	(1,043)
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	4,337	70,331	67,486	—	(2,845)
Expiring 03/18/20	Barclays Bank PLC	RUB	1,722	27,824	26,793	—	(1,031)
Expiring 03/18/20	Goldman Sachs International	RUB	9,808	151,096	152,617	1,521	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 03/18/20	Goldman Sachs International	RUB	9,053	$ 139,493	$ 140,878	$ 1,385	$ —
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	2,025	31,500	31,518	18	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,521	39,956	39,224	—	(732)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	2,275	35,000	35,396	396	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	10,067	155,374	156,650	1,276	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	161	119,977	118,326	—	(1,651)
Expiring 03/18/20	Barclays Bank PLC	SGD	108	79,913	79,283	—	(630)
Expiring 03/18/20	Barclays Bank PLC	SGD	54	40,306	39,816	—	(490)
Expiring 03/18/20	Barclays Bank PLC	SGD	46	33,961	33,527	—	(434)
Expiring 03/18/20	BNP Paribas S.A.	SGD	148	110,000	108,703	—	(1,297)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	714	523,704	523,117	—	(587)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	79	58,367	57,961	—	(406)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	29	21,479	21,329	—	(150)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	SGD	180	134,000	132,206	—	(1,794)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	718	49,238	47,545	—	(1,693)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	46,334	39,923	38,764	—	(1,159)
Expiring 03/18/20	Barclays Bank PLC	KRW	93,094	79,909	77,884	—	(2,025)
Expiring 03/18/20	Barclays Bank PLC	KRW	48,857	42,165	40,875	—	(1,290)
Expiring 03/18/20	Citibank, N.A.	KRW	83,732	72,000	70,052	—	(1,948)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	139,182	118,544	116,443	—	(2,101)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	93,722	79,736	78,410	—	(1,326)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	46,947	40,284	39,277	—	(1,007)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	46,707	40,247	39,076	—	(1,171)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	254	26,775	26,446	—	(329)
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	4,637	152,000	148,928	—	(3,072)
Expiring 03/18/20	Goldman Sachs International	THB	3,554	115,000	114,134	—	(866)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	4,122	136,543	132,362	—	(4,181)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	3,041	99,408	97,647	—	(1,761)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	1,051	$ 34,050	$ 33,757	$ —	$ (293)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	213	35,200	35,169	—	(31)
Expiring 03/18/20	Barclays Bank PLC	TRY	155	25,746	25,633	—	(113)
Expiring 03/18/20	Barclays Bank PLC	TRY	87	14,538	14,461	—	(77)
				$31,404,236	$31,528,960	210,498	(85,774)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	337	$ 231,776	$ 225,875	$ 5,901	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	76	51,971	50,773	1,198	—
Expiring 04/17/20	Barclays Bank PLC	AUD	59	40,500	39,333	1,167	—
Expiring 04/17/20	Citibank, N.A.	AUD	72	49,697	48,148	1,549	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	AUD	113	78,427	75,977	2,450	—
Expiring 04/17/20	The Toronto-Dominion Bank	AUD	34	22,724	22,723	1	—
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	206	49,645	47,980	1,665	—
Expiring 02/04/20	Barclays Bank PLC	BRL	170	39,690	39,614	76	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	1,686	399,939	393,666	6,273	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	864	206,272	201,310	4,962	—
British Pound,
Expiring 02/04/20	UBS AG	GBP	2,596	3,413,333	3,427,939	—	(14,606)
Expiring 03/03/20	UBS AG	GBP	2,596	3,395,517	3,430,525	—	(35,008)
Expiring 04/15/20	Barclays Bank PLC	GBP	93	122,306	122,538	—	(232)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	116	150,992	153,032	—	(2,040)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	276	359,238	364,752	—	(5,514)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	193	251,112	255,014	—	(3,902)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CAD	153	$ 117,141	$ 115,619	$ 1,522	$ —
Expiring 04/17/20	Barclays Bank PLC	CAD	806	618,177	609,072	9,105	—
Expiring 04/17/20	HSBC Bank USA, N.A.	CAD	41	30,700	30,680	20	—
Expiring 04/17/20	The Toronto-Dominion Bank	CAD	71	53,584	53,551	33	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	45,427	57,212	56,726	486	—
Expiring 03/18/20	Barclays Bank PLC	CLP	25,650	33,097	32,031	1,066	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	29,705	39,967	37,095	2,872	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	19,521	25,309	24,377	932	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	15,453	19,882	19,297	585	—
Expiring 03/18/20	Citibank, N.A.	CLP	27,452	35,609	34,281	1,328	—
Expiring 03/18/20	Citibank, N.A.	CLP	24,628	31,717	30,754	963	—
Expiring 03/18/20	Citibank, N.A.	CLP	21,596	28,050	26,968	1,082	—
Expiring 03/18/20	Citibank, N.A.	CLP	18,459	23,930	23,051	879	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	24,240	31,500	30,270	1,230	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	118,609	149,574	148,112	1,462	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	30,005	39,956	37,469	2,487	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	54,423	70,000	67,961	2,039	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	100,227	126,166	125,157	1,009	—
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	4,614	650,337	658,812	—	(8,475)
Expiring 02/14/20	Citibank, N.A.	CNH	806	116,000	115,129	871	—
Expiring 02/14/20	Goldman Sachs International	CNH	895	127,000	127,754	—	(754)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	3,125	453,090	446,159	6,931	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	950	137,927	135,614	2,313	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	742	106,000	105,959	41	—
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	874	124,000	124,809	—	(809)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,888	135,454	2,434	—
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	94,958	28,463	27,685	778	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	1,097,748	316,865	320,046	—	(3,181)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 02/04/20	Bank of America, N.A.	EUR	1,293	$ 1,441,854	$ 1,434,382	$ 7,472	$ —
Expiring 02/04/20	UBS AG	EUR	16,626	18,649,866	18,443,710	206,156	—
Expiring 03/03/20	UBS AG	EUR	17,919	19,763,185	19,912,494	—	(149,309)
Expiring 04/15/20	Bank of America, N.A.	EUR	201	222,295	223,848	—	(1,553)
Expiring 04/15/20	Deutsche Bank AG	EUR	1,433	1,606,726	1,596,913	9,813	—
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	197	220,528	219,529	999	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	161	179,317	179,864	—	(547)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	105	117,199	116,466	733	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	90	99,408	99,897	—	(489)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	42	47,323	47,291	32	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	500	557,573	557,109	464	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	324	360,095	360,481	—	(386)
Expiring 12/02/20	Citibank, N.A.	EUR	1,877	2,127,904	2,118,204	9,700	—
Hungarian Forint,
Expiring 04/15/20	Goldman Sachs International	HUF	14,078	46,620	46,415	205	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	64,835	217,811	213,762	4,049	—
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	7,436	103,000	103,248	—	(248)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	2,533	35,100	35,179	—	(79)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	2,539	35,000	35,257	—	(257)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	6,031	84,000	83,747	253	—
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	625,212	45,508	45,049	459	—
Expiring 03/18/20	Goldman Sachs International	IDR	7,258,949	508,793	523,032	—	(14,239)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	1,192,576	85,000	85,929	—	(929)
Israeli Shekel,
Expiring 03/18/20	Barclays Bank PLC	ILS	150	43,400	43,495	—	(95)
Expiring 03/18/20	Citibank, N.A.	ILS	149	43,300	43,368	—	(68)
Expiring 03/18/20	Goldman Sachs International	ILS	325	94,000	94,383	—	(383)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/15/20	Bank of America, N.A.	JPY	7,882	$ 73,000	$ 73,047	$ —	$ (47)
Expiring 04/15/20	Barclays Bank PLC	JPY	31,135	284,884	288,548	—	(3,664)
Expiring 04/15/20	Barclays Bank PLC	JPY	10,402	95,000	96,404	—	(1,404)
Expiring 04/15/20	Barclays Bank PLC	JPY	7,495	69,413	69,458	—	(45)
Expiring 04/15/20	Citibank, N.A.	JPY	6,347	58,725	58,818	—	(93)
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	1,629	82,000	85,591	—	(3,591)
Expiring 03/18/20	Citibank, N.A.	MXN	892	46,993	46,857	136	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	892	46,986	46,879	107	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	3,365	113,000	111,019	1,981	—
Expiring 03/18/20	Barclays Bank PLC	TWD	3,254	109,000	107,377	1,623	—
Expiring 03/18/20	Barclays Bank PLC	TWD	859	28,960	28,356	604	—
Expiring 03/18/20	Goldman Sachs International	TWD	3,793	127,000	125,172	1,828	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	4,692	158,000	154,813	3,187	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	4,350	146,000	143,526	2,474	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	690	455,895	446,650	9,245	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	120	79,000	77,967	1,033	—
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	703	78,000	76,506	1,494	—
Expiring 04/15/20	Goldman Sachs International	NOK	599	65,000	65,164	—	(164)
Peruvian Nuevo Sol,
Expiring 03/18/20	Citibank, N.A.	PEN	354	104,000	104,322	—	(322)
Expiring 03/18/20	Citibank, N.A.	PEN	330	99,000	97,184	1,816	—
Expiring 03/18/20	Citibank, N.A.	PEN	124	37,300	36,622	678	—
Expiring 03/18/20	Goldman Sachs International	PEN	182	53,641	53,574	67	—
Philippine Peso,
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	6,322	124,000	123,623	377	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	5,827	114,000	113,943	57	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	5,769	113,000	112,815	185	—
Russian Ruble,
Expiring 03/18/20	Barclays Bank PLC	RUB	3,219	51,000	50,091	909	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	3,869	62,000	60,201	1,799	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	2,955	47,820	45,980	1,840	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/18/20	Barclays Bank PLC	SGD	169	$ 124,000	$ 124,152	$ —	$ (152)
Expiring 03/18/20	BNP Paribas S.A.	SGD	173	127,868	126,806	1,062	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	1,496	100,689	99,066	1,623	—
Expiring 03/18/20	Citibank, N.A.	ZAR	710	49,000	46,989	2,011	—
Expiring 03/18/20	Deutsche Bank AG	ZAR	2,294	157,443	151,852	5,591	—
Expiring 03/18/20	HSBC Bank USA, N.A.	ZAR	508	35,000	33,651	1,349	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	102,340	86,000	85,620	380	—
Expiring 03/18/20	Barclays Bank PLC	KRW	95,880	81,000	80,215	785	—
Expiring 03/18/20	Goldman Sachs International	KRW	147,253	123,600	123,195	405	—
Expiring 03/18/20	Goldman Sachs International	KRW	139,838	121,000	116,991	4,009	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	122,636	103,000	102,600	400	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	78,882	68,225	65,994	2,231	—
Swedish Krona,
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	782	82,000	81,512	488	—
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	421	436,337	439,584	—	(3,247)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	44	45,508	45,789	—	(281)
Thai Baht,
Expiring 03/18/20	Citibank, N.A.	THB	3,136	104,000	100,702	3,298	—
Expiring 03/18/20	Credit Suisse International	THB	3,551	117,000	114,036	2,964	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	3,104	103,000	99,668	3,332	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	2,246	74,468	72,132	2,336	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	3,489	115,000	112,033	2,967	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	577	96,000	95,351	649	—
Expiring 03/18/20	Barclays Bank PLC	TRY	293	48,500	48,478	22	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	TRY	237	$ 39,820	$ 39,174	$ 646	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TRY	244	41,000	40,385	615	—
				$64,729,160	$64,608,625	376,648	(256,113)
						$587,146	$(341,887)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	13,538	EUR	40	$—	$ (52)	Barclays Bank PLC
04/15/20	Buy	HUF	15,050	EUR	45	—	(265)	Barclays Bank PLC
04/15/20	Buy	NOK	1,010	EUR	100	—	(1,406)	Barclays Bank PLC
						$—	$(1,723)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	0.616%	$ 7,253	$ (596)	$ 7,849	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.215%	2,830	(119)	2,949	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.196%	9,654	(397)	10,051	Citibank, N.A.
Republic of Argentina	12/20/22	1.000%(Q)	120	151.012%	(73,727)	(119)	(73,608)	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.294%	2,556	(119)	2,675	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.451%	2,689	(159)	2,848	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.353%	3,136	(159)	3,295	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama	12/20/22	1.000%(Q)	120	0.223%	$ 2,805	$ (119)	$ 2,924	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.231%	2,774	(119)	2,893	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.229%	2,782	(119)	2,901	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	1.292%	(2,519)	(358)	(2,161)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	1.816%	(12,940)	(596)	(12,344)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.354%	7,054	(358)	7,412	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.472%	8,429	(517)	8,946	Citibank, N.A.
					$(37,224)	$(3,854)	$(33,370)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V2	12/20/22	1.000%(Q)	3,880	$37,395	$(1,060)	$38,455	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Alcentra CLO	02/27/20	0.500%(M)	EUR	28	*	$ 14	$—	$ 14	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
American Money Management Corporation	02/27/20	1.000%(M)		4	*	$ 3	$—	$ 3	Goldman Sachs International
AXA CLO	02/27/20	1.000%(M)		6	1.000%	6	—	6	Goldman Sachs International
Bardin Hill Loan Advisors European Funding	02/27/20	1.000%(M)	EUR	5	*	5	—	5	Goldman Sachs International
Barings CLO	02/27/20	1.000%(M)		1	*	1	—	1	Goldman Sachs International
Bear Stearns Asset Backed Securities	02/28/20	1.250%(M)		5	*	5	—	5	Goldman Sachs International
BlueMountain CLO	02/27/20	0.500%(M)	EUR	13	*	7	—	7	Goldman Sachs International
Carlyle CLO	02/27/20	1.000%(M)		3	*	3	—	3	Goldman Sachs International
Chase Mortgage	02/28/20	1.250%(M)		11	*	11	—	11	Goldman Sachs International
CIFC CLO	02/27/20	1.000%(M)		2	*	2	—	2	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		17	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		13	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		12	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		9	*	—	—	—	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	02/27/20	1.250%(M)		9	*	$ 1	$—	$ 1	Goldman Sachs International
COMM Mortgage Trust	02/27/20	1.250%(M)		6	*	—	—	—	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		59	*	59	—	59	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		39	*	39	—	39	Goldman Sachs International
Connecticut Avenue Securities	02/28/20	1.250%(M)		21	*	21	—	21	Goldman Sachs International
Countrywide Home Equity	02/28/20	1.250%(M)		4	*	—	—	—	Goldman Sachs International
Crescent CLO	02/27/20	1.000%(M)		6	*	6	—	6	Goldman Sachs International
CVC CLO	02/27/20	0.500%(M)	EUR	19	*	9	—	9	Goldman Sachs International
DFG CLO	02/27/20	1.000%(M)		2	*	2	—	2	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		59	*	60	—	60	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		40	*	40	—	40	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		29	*	29	—	29	Goldman Sachs International
Fannie Mae Connecticut Avenue Securities	02/28/20	1.250%(M)		2	*	2	—	2	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Freddie Mac Structured Agency Credit Risk	02/28/20	1.250%(M)	43	*	$ 43	$—	$ 43	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)	25	*	25	—	25	Goldman Sachs International
GMAC Home Equity	02/28/20	1.250%(M)	9	*	9	—	9	Goldman Sachs International
GS Mortgage Securities Trust	02/27/20	1.250%(M)	7	*	—	—	—	Goldman Sachs International
GSAMP Home Equity	02/28/20	1.250%(M)	10	*	10	—	10	Goldman Sachs International
GSRPM Mortgage Loan Trust	02/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
ICG CLO	02/27/20	1.000%(M)	2	*	2	—	2	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	17	*	1	—	1	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	02/27/20	1.250%(M)	13	*	1	—	1	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	02/27/20	1.250%(M)	8	*	—	—	—	Goldman Sachs International
LCM CLO	02/27/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International
LSTAR Securities Investment Ltd.	02/28/20	1.250%(M)	9	*	9	—	9	Goldman Sachs International
Morgan Stanley BAML Trust	02/27/20	1.250%(M)	9	*	—	—	—	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley Capital I Trust	02/27/20	1.250%(M)		14	*	$ 1	$—	$ 1	Goldman Sachs International
Octagon CLO	02/27/20	1.000%(M)		1	*	—	—	—	Goldman Sachs International
Permira Advisers LLC	02/27/20	0.500%(M)	EUR	15	*	7	—	7	Goldman Sachs International
Structured Agency Credit Risk	02/28/20	1.250%(M)		19	*	19	—	19	Goldman Sachs International
Trimaran CLO	02/27/20	1.000%(M)		7	*	7	—	7	Goldman Sachs International
Voya CLO	02/27/20	1.000%(M)		5	*	5	—	5	Goldman Sachs International
WAMU POA	02/28/20	1.250%(M)		4	*	4	—	4	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		25	*	1	—	1	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	02/27/20	1.250%(M)		5	*	—	—	—	Goldman Sachs International
Wells Fargo Home Equity	02/28/20	1.250%(M)		7	*	7	—	7	Goldman Sachs International
						$485	$—	$485

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	30	$ (276)	$ (193)	$ (83)	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ (1,221)	$ 4,535	$ (5,756)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,834)	(1,722)	(1,112)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		80	(325)	152	(477)	Citibank, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		75	(304)	145	(449)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		160	95,178	91,433	3,745	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		230	(3,920)	2,247	(6,167)	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	(3,362)	2,055	(5,417)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	890	5,473	(4,583)	Barclays Bank PLC
					$83,826	$104,125	$(20,299)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	100	0.146%	$ 504	$ 363	$ 141	Citibank, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		100	2.239%	1,664	1,173	491	JPMorgan Chase Bank, N.A.
General Electric Co.	03/20/20	1.000%(Q)		40	0.246%	89	44	45	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		120	0.288%	476	315	161	Goldman Sachs International
Generalitat de Cataluna	12/20/22	1.000%(Q)		110	2.495%	(4,305)	(9,117)	4,812	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		830	0.283%	20,782	5,863	14,919	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)		100	0.283%	2,504	1,054	1,450	Bank of America, N.A.
Republic of Argentina	06/20/29	5.000%(Q)		160	129.274%	(95,643)	(96,190)	547	Citibank, N.A.
Republic of France	12/20/23	0.250%(Q)		100	0.138%	457	(211)	668	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)		450	0.170%	9,375	(1,331)	10,706	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)		220	0.442%	4,333	(958)	5,291	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/27	1.000%(Q)		100	0.315%	$ 4,930	$ 1,858	$ 3,072	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/20	1.000%(Q)	EUR	30	0.263%	260	184	76	Citibank, N.A.
Republic of Italy	06/20/23	1.000%(Q)		375	0.814%	2,742	(10,309)	13,051	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)		350	0.814%	2,559	(13,296)	15,855	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)		230	0.814%	1,682	(8,152)	9,834	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)		115	0.347%	2,640	—	2,640	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)		100	0.192%	2,031	424	1,607	Citibank, N.A.
Republic of Poland	03/20/20	1.000%(Q)		110	0.096%	266	125	141	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)		100	0.272%	2,890	(43)	2,933	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)		400	1.573%	(8,025)	(16,734)	8,709	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)		80	2.002%	(2,497)	(7,813)	5,316	BNP Paribas S.A.
Republic of Turkey	06/20/23	1.000%(Q)		40	2.002%	(1,249)	(3,728)	2,479	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)		100	3.323%	6,555	5,563	992	Deutsche Bank AG
Russian Federation	12/20/22	1.000%(Q)		50	0.354%	980	(76)	1,056	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)		200	0.428%	4,041	(2,604)	6,645	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		150	0.428%	3,030	(1,637)	4,667	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)		60	0.428%	1,212	(769)	1,981	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)		100	0.943%	491	(7,723)	8,214	Barclays Bank PLC

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Illinois	12/20/22	1.000%(Q)	100	1.073%	$ (82)	$ (2,292)	$ 2,210	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	1.494%	(2,095)	(4,853)	2,758	Goldman Sachs International
					$(37,403)	$(170,870)	$133,467

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.33.V2	12/20/24	5.000%(Q)		1,386	3.074%	$ 93,170	$123,298	$30,128
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		1,000	0.504%	26,070	24,444	(1,626)
iTraxx.EUR.32.V1	12/20/24	1.000%(Q)	EUR	1,000	0.464%	30,585	30,472	(113)
iTraxx.XO.32.V1	12/20/24	5.000%(Q)	EUR	1,800	2.312%	261,776	256,112	(5,664)
						$411,601	$434,326	$22,725

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%	12/20/20	0.000%	300	*	$ (31)	$ (155)	$ 124	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.437%	(4,339)	(9,942)	5,603	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	4,186	(1,087)	5,273	JPMorgan Securities LLC
					$ (184)	$(11,184)	$11,000
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$25,739	$—	$25,739

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Inflation swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(6,098)	$(6,098)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	4,835	4,835
					$—	$(1,263)	$(1,263)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 16,961	$ 16,961
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(6)	40,447	40,453
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	35,519	36,607	1,088
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(4)	22,977	22,981
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(5)	24,937	24,942
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	1,982	1,982
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	14,745	14,745
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	42,068	42,068
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	56,762	56,762
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	28,557	28,557
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,848	10,848
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	2,093	2,093
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	2,840	2,840
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(18,076)	(3,371)	14,705
CAD	200	12/03/28	2.600%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	1,894	11,695	9,801
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(16,025)	13,055	29,080
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	4,884	4,884
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(8,007)	8,653	16,660
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,810	18,129	16,319

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	$ —	$ 9,766	$ 9,766
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	3,339	11,650	8,311
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	38	38
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	433	433
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,684	1,684
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,730	2,730
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	3	4,523	4,520
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	3,809	3,813
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	4,159	4,161
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	6,099	6,106
COP	559,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	330	12,786	12,456
CZK	22,450	05/31/20	2.138%(A)	3 Month PRIBOR(1)(Q)	—	(10,392)	(10,392)
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(16)	(4,061)	(4,045)
CZK	21,000	01/27/24	1.923%(A)	6 Month PRIBOR(2)(S)	—	1,661	1,661
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(638)	(638)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	2,550	(2,809)
CZK	8,760	01/27/30	1.573%(A)	6 Month PRIBOR(1)(S)	—	(3,171)	(3,171)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	6,255	4,592	(1,663)
EUR	235	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(5,732)	(8,714)	(2,982)
EUR	127	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	11,102	11,102
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(89,832)	141,820	231,652
EUR	305	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	54,974	54,974
EUR	50	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(2,308)	7,131	9,439
EUR	100	03/30/46	1.058%(A)	6 Month EURIBOR(2)(S)	(552)	21,753	22,305

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	$ 1,732	$ 22,132	$ 20,400
GBP	125	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(1,930)	(3,658)	(1,728)
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,925	3,748	823
GBP	125	03/09/46	1.648%(S)	6 Month GBP LIBOR(2)(S)	(101)	32,988	33,089
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(4)	344	348
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(4)	421	425
HKD	1,405	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(8)	1,410	1,418
HUF	177,300	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(301)	5,608	5,909
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	39,730	39,730
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	29,595	29,595
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	1,993	1,993
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(563)	(563)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	92	92
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(6,292)	23,699	29,991
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	4,000	10,341	6,341
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	5,197	9,311	4,114
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	131,308	131,308
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	15,133	15,133
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	75,318	75,318
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	8,580	8,580
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,617	5,499	2,882
JPY	20,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	(530)	(530)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	$ 20,402	$ 23,640	$ 3,238
JPY	100,000	01/16/40	0.343%(S)	6 Month JPY LIBOR(2)(S)	—	21,536	21,536
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	43,737	43,737
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	7,073	7,073
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	7,871	7,871
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	37,277	37,277
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	2,185	2,185
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	2,442	2,442
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	506	4,560	4,054
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	945	25,308	24,363
NOK	10,100	01/24/22	1.880%(A)	6 Month NIBOR(2)(S)	5	1,551	1,546
NOK	4,100	01/24/25	1.823%(A)	6 Month NIBOR(1)(S)	(4)	(2,987)	(2,983)
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	6,366	6,366
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	869	2,366	1,497
NZD	300	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	8,462	2,363	(6,099)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	44,315	44,315
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,860	6,170	4,310
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	1,908	1,908
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(98)	(98)
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	6,721	6,721
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	7,251	7,251
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	2,556	2,556
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	2,294	2,294

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	$ —	$ 20,462	$ 20,462
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(18,012)	(18,012)
PLN	508	11/13/28	2.998%(A)	6 Month WIBOR(1)(S)	—	(12,620)	(12,620)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	14,838	14,838
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	524	2,234	1,710
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	7,511	7,511
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	1,769	1,769
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	2,664	2,664
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(6,444)	(6,444)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	2,763	2,763
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	11,569	11,569
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	4,629	4,629
	4,640	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	—	17,807	17,807
	1,740	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(28)	7,342	7,370
	2,142	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	9,712	9,712
	1,505	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(278)	(1,991)	(1,713)
	3,005	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	2,067	1,024	(1,043)
	1,505	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	7,043	3,620	(3,423)
	230	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,786)	(6,786)
	185	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	2	(6,369)	(6,371)
	4,435	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	16,556	(191,452)	(208,008)
	490	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	895	(21,286)	(22,181)
	1,230	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	4,442	(58,527)	(62,969)
	1,185	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	1,354	(82,418)	(83,772)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	480	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	$ (319)	$ (42,009)	$ (41,690)
	830	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(78,865)	(78,865)
	1,190	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	939	(111,901)	(112,840)
	589	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	31	(55,525)	(55,556)
	605	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(7,082)	(40,173)	(33,091)
	1,110	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(1,980)	(67,960)	(65,980)
	725	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	33	(51,184)	(51,217)
	1,002	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(3,555)	(36,237)	(32,682)
	150	08/15/44	2.392%(A)	1 Day USOIS(1)(A)	—	(30,147)	(30,147)
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	6,405	6,406
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(22,836)	(22,846)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(13)	7,568	7,581
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(34)	8,827	8,861
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	13,904	13,898
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(9)	9,296	9,305
ZAR	2,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	1,478	1,478
					$(24,588)	$ 512,737	$ 537,325

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$ 9,673	$ —	$ 9,673	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	6,437	—	6,437	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	2,228	—	2,228	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	3,788	—	3,788	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	2,907	—	2,907	Citibank, N.A.
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,332	(2)	2,334	UBS AG

PGIM International Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 1,734	$ —	$ 1,734	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	2,349	—	2,349	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	6,077	—	6,077	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	5,279	—	5,279	Morgan Stanley & Co. International PLC
COP	350,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	6,777	—	6,777	Citibank, N.A.
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	45	—	45	Morgan Stanley & Co. International PLC
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	32,717	—	32,717	Citibank, N.A.
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	13,881	—	13,881	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	4,208	—	4,208	JPMorgan Chase Bank, N.A.
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	24,553	(16)	24,569	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	8,605	(2)	8,607	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	832	—	832	Morgan Stanley & Co. International PLC
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	2,513	—	2,513	Citibank, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	9,494	—	9,494	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	1,544	(31)	1,575	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	150	26	124	Deutsche Bank AG
					$148,123	$(25)	$148,148

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).